T. Rowe Price Inflation Focused Bond Fund, Inc.
T. Rowe Price Inflation Focused Bond Fund SUMMARY
Investment Objective
The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price Inflation Focused Bond Fund, Inc.
Management fees	0.50%
Other expenses	none
Total annual fund operating expenses	0.50%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
T. Rowe Price Inflation Focused Bond Fund, Inc.	51	160	280	628

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 33.0% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
Normally, the fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in bonds. The fund will invest in a diversified portfolio of short- and intermediate-term investment-grade inflation-linked securities, including Treasury Inflation Protected Securities, as well as corporate, government, mortgage-backed and asset-backed securities. The fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. The fund will invest at least 20% of its net assets in inflation-linked securities, although normally the fund expects to invest 50% or more of its net assets in inflation-linked securities. The fund’s average effective maturity will range between one and seven years. The fund will only purchase securities that are rated within the four highest credit rating categories (AAA, AA, A, BBB, or equivalent) at the time of purchase by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. The fund may invest up to 20% of its total assets in non-U.S. dollar-denominated securities and may invest without limitation in U.S. dollar-denominated securities of foreign issuers.

The fund’s investments in inflation-linked securities should provide some protection against the impact of inflation. Investment decisions are based on the outlooks for inflation, interest rates and the overall economy, as well as the prices and yields of the various securities in which the fund may invest. For example, if the investment adviser’s outlook is one of high or rising inflation, the fund may hold more than 50% of its assets in inflation-linked securities and, if the adviser believes inflation will be low or falling, the fund may focus more on securities that are not indexed to inflation (within the fund’s investment program). If interest rates are expected to fall, the fund may purchase securities with longer maturities in an attempt to seek higher yields and/or capital appreciation. Conversely, if interest rates are expected to rise, the fund may seek securities with shorter maturities.

While most assets will typically be invested in bonds, the fund also uses interest rate futures, Consumer Price Index (CPI) swaps, and forward currency exchange contracts in keeping with the fund’s objectives. Interest rate futures would typically be used to manage the fund’s exposure to interest rate changes or to adjust portfolio duration. CPI swaps would typically be used to manage the fund’s inflation risk. Forward currency exchange contracts would typically be used to gain exposure to certain currencies expected to increase or decrease in value relative to other currencies.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher-yielding or lower-yielding securities or different sectors.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Market risk This is the risk that the value of securities owned by the fund may go up or down, sometimes rapidly or unexpectedly, due to factors affecting securities markets generally or particular industries.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk. During periods of extremely low or negative interest rates, the fund may not be able to maintain a positive yield or yields on par with historical levels. However, because most of the fund’s holdings typically have an inflation adjustment feature, the fund should have less overall interest rate risk (but also a lower yield) than a traditional bond fund with a similar weighted average maturity.

Inflation-linked security risk When inflation is negative or concerns over inflation are low, the value and income of the fund’s investments in inflation-linked securities could fall and result in losses for the fund. During some extreme environments, the quoted yield-to-maturity on an inflation-linked security may be negative. This may reflect that the rate of inflation is anticipated to be higher than the quoted yield-to-maturity of the bond or that market participants are willing to pay a premium to receive inflation protection.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Prepayment risk and extension risk Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any debt security with an embedded call option may be prepaid at any time, which could reduce yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make mortgage-backed securities, asset-backed securities, and other callable debt securities more volatile.

Derivatives risk To the extent the fund uses interest rate futures, CPI swaps, or forward currency exchange contracts, it is exposed to additional volatility in comparison to investing directly in bonds and other debt securities. These instruments can be illiquid and difficult to value, may involve leverage so that small changes produce disproportionate losses for the fund, and instruments not traded on an exchange are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund’s principal use of derivatives involves the risk that anticipated interest rate movements, the level of inflation and consumer prices, or changes in currency values and currency exchange rates will not be accurately predicted, which could significantly harm the fund’s performance.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Inflation Focused Bond Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	2.87%
Worst Quarter	9/30/08	-0.90%
The fund’s return for the six months ended 6/30/13 was -1.75%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2012
Average Annual Total Returns	1 Year	5 Years	Since inception	Inception Date
T. Rowe Price Inflation Focused Bond Fund, Inc.	2.04%	3.07%	3.51%	Sep. 29, 2006
T. Rowe Price Inflation Focused Bond Fund, Inc. Returns after taxes on distributions	1.71%	2.16%	2.51%	Sep. 29, 2006
T. Rowe Price Inflation Focused Bond Fund, Inc. Returns after taxes on distributions and sale of fund shares	1.37%	2.09%	2.44%	Sep. 29, 2006
T. Rowe Price Inflation Focused Bond Fund, Inc. Barclays U.S. 1-5 Year Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)	2.66%	3.98%	4.74%